Consolidated statements of changes in equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Share-based payments	$ 23,133	$ 16,576	$ 10,592
Cashless exercise of warrant	$ 32,894	0	$ 0
Cashless exercise of warrant issuance costs		$ 750